Annual Operating Expenses {- Fidelity® International Sustainability Index Fund} - 10.31 Fidelity Sustainability Index Funds Combo PRO-08 - Fidelity® International Sustainability Index Fund - Fidelity International Sustainability Index Fund
Dec. 30, 2021
Operating Expenses:
Management fee	0.20%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.20%